Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	FMI FUNDS INC
Central Index Key	0001023391
Amendment Flag	false
Document Creation Date	Jan. 29, 2016
Document Effective Date	Jan. 29, 2016
Prospectus Date	Jan. 29, 2016
FMI Large Cap Fund | FMI Large Cap Fund
Prospectus:
Trading Symbol	FMIHX
FMI Common Stock Fund | FMI Common Stock Fund
Prospectus:
Trading Symbol	FMIMX
FMI International Fund | FMI International Fund
Prospectus:
Trading Symbol	FMIJX